ULTIMUS FUND SOLUTIONS, LLC



May 28, 2004


U.S. Securities and Exchange Commission
Washington, D.C. 20549

     Re:      TFS Capital Investment Trust
              (File Nos. 333-113652 and 811-21531)
              Pre-Effective Amendment No. 2

Mr. Di Stefano:

     Pursuant to Rule 472 under the Securities Act of 1933, filed herewith is Pre-Effective Amendment No. 3 to the registration statement of TFS Capital Investment Trust on Form N-1A. The following are our responses to your comments on the prospectus of the TFS Market Neutral Fund (the "Fund").

     COMMENT 1 - Explain what is meant by "positive" in the following sentence - "TFS MARKET NEUTRAL FUND (the "Fund") seeks to produce capital appreciation while having a low, but positive, correlation to the U.S. equity market."

     RESPONSE 1 - In place of describing the Adviser's meaning of "positive" we choose to remove "but positive" from the entire prospectus. As a result the sentence now reads - "TFS MARKET NEUTRAL FUND (the "Fund") seeks to produce capital appreciation while having a low correlation to the U.S. equity market."

     This change was made in two other places in the prospectus and in the statement of additional information as well.

     COMMENT 2 - Move the fourth sentence in paragraph 1, page 3, to be the second sentence in the paragraph. Also modify the sentence to read as follows - "The term "U.S. equity market" means the S&P 500 Index."

     RESPONSE 2 - We made the requested changes.

     COMMENT 3 - You questioned the 2000% portfolio turnover rate stated on page 5 of the Prospectus.

     RESPONSE 3 - As indicated in our conversation this number has been changed to 500%. We believe this number is more accurate.



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     COMMENT 4 - You requested that we include a separate section on transaction costs,  describing  how these costs will impact a  shareholder.

     RESPONSE 4 - We added the following section on page 6 of Prospectus discussing transaction costs:

"TRANSACTION COSTS - Are primarily the costs associated with buying and selling securities. As a result of the Fund's expected high rate of portfolio turnover the Fund will likely incur higher brokerage and tax and custody charges than those associated with an average equity fund. In addition, the Fund's expected use of short selling will also result in increased transaction costs. These costs will directly and indirectly increase the cost of your investment in the Fund."

     COMMENT 5 - You requested that under the section "Other Portfolio Management Activities of the Adviser" we discuss the possibility that conflicts of interest may arise as a result of the Adviser managing four private investment companies.

     RESPONSE 5 - Below is the updated section, including a discussion regarding potential conflicts of interest.

     "OTHER PORTFOLIO MANAGEMENT ACTIVITIES OF THE ADVISER - The Adviser also serves as managing member or portfolio manager to the following four private investment companies: Huntrise Capital Partners LLC, Huntrise Capital Leveraged Partners LLC, Huntrise Global Partners, Ltd. and Huntrise Market Neutral LLC. The objectives and strategies used in these private funds may be similar to the objectives and strategies utilized in the TFS Market Neutral Fund. As a result there is the potential for conflicts of interest to arise. To avoid conflicts of interest the Adviser actively monitor's its trading activity across all of its managed accounts to ensure no account is advantaged or disadvantaged over another. This includes the rotating of trades between clients and/or the placement of trades at different points during the day. The Adviser also anticipates that the TFS Market Neutral Fund will invest more in mid cap securities than the other private investment companies managed by the Adviser which would mitigate the potential for conflicts of interest. In addition, the SEC and Congress are currently considering various regulations and bills that may limit or restrict the Adviser's ability to manage both the Fund and the private investment companies."


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     Please let me know if you have any further comments or questions.  We would like to file an update to the registration statement as soon as reasonably possible. Thank you for your assistance. Please refer any further questions or comments to the undersigned at 513/587-3406.

Sincerely,


/s/Wade Bridge

Wade Bridge
Ultimus Fund Solutions, LLC